Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Major classes of property, plant and equipment and their respective balances for Dominion Midstream are as follows:

	March 31, 2015	December 31, 2014
(millions)
Storage	$874.2	$882.0
Transmission	664.2	323.9
Plant under construction	1,273.0	972.3
General and other	36.1	24.9
Total property, plant and equipment	$2,847.5	$2,203.1
Depreciation rates on utility property, plant and equipment are as follows:

	Three Months Ended March 31,
	2015	2014
(percent)
Storage	2.38	2.38
Transmission	2.28	2.82
General and other	7.60	2.49